BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Description of Business (Details)	Feb. 23, 2019 facility store
Property, Plant and Equipment [Line Items]
Number of retail food and drug stores | store	2,269
Fuel centers
Property, Plant and Equipment [Line Items]
Number of facilities	397
Distribution centers
Property, Plant and Equipment [Line Items]
Number of facilities	23
Manufacturing facilities
Property, Plant and Equipment [Line Items]
Number of facilities	20
Fulfillment centers
Property, Plant and Equipment [Line Items]
Number of facilities	6